CONSOLIDATED OF CHANGES IN SHAREHOLDERS EQUITY (DEFICIENCY) (Parenthetical)	1 Months Ended	2 Months Ended	4 Months Ended		8 Months Ended	10 Months Ended	12 Months Ended						15 Months Ended	12 Months Ended					15 Months Ended
	Nov. 30, 2012 USD ($)	Sep. 30, 2012 USD ($)	Jun. 30, 2012 USD ($)	Aug. 31, 2010 GBP (£)	Aug. 31, 2012 USD ($)	Oct. 31, 2009 GBP (£)	Dec. 31, 2007 USD ($)	Dec. 31, 2012 Minimum [Member] USD ($)	Dec. 31, 2011 Minimum [Member] USD ($)	Dec. 31, 2010 Minimum [Member] USD ($)	Dec. 31, 2009 Minimum [Member] USD ($)	Dec. 31, 2008 Minimum [Member] USD ($)	Dec. 31, 2005 Minimum [Member] USD ($)	Dec. 31, 2012 Maximum [Member] USD ($)	Dec. 31, 2011 Maximum [Member] USD ($)	Dec. 31, 2010 Maximum [Member] USD ($)	Dec. 31, 2009 Maximum [Member] USD ($)	Dec. 31, 2008 Maximum [Member] USD ($)	Dec. 31, 2005 Maximum [Member] USD ($)
Issuance of shares (unaudited) (in dollars per share)	$ 2.00	$ 2.00	$ 2.25	£ 1	$ 1.72	£ 0.8	$ 1.58	$ 1.32	$ 1.63	$ 1.43	$ 1.16	$ 1.58	$ 0.02	$ 1.94	$ 1.95	$ 1.57	$ 1.32	$ 1.59	$ 1.13